COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2020 vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance lease | vessel		7	8	7
Number of vessels under operating lease from third parties | vessel		4
Charter term, total			10 years
Number of vessels under construction | vessel		7
Outstanding contractual commitments		$ 201,700,000
Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee		4,000,000
Amount payable under guarantee		0
Frontline And Trafigura | Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary		$ 20,000,000
SFL
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under operating lease from third parties | vessel		7
Daily time charter rate		$ 19,135
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000		$ 112,000,000
Charter contract term			10 years
Charter term extension	3 years		3 years
Daily time charter rate			$ 14,900